Pension And Other Postretirement Benefits (Components Of The Plans' Net Periodic Benefits Cost) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service Cost	[1]	$ 5.9		$ 4.8
Interest cost	[1]	15.0		15.7
Expected return on assets		(28.2)		(27.3)
Amortization of prior service cost		(1.1)		(1.1)
Recognized actuarial loss		9.9		7.5
Net Periodic Benefit Costs		1.5		(0.4)
Settlement loss		0.0		0.0
Total Net Periodic Benefits Cost		1.5		(0.4)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service Cost	[1]	1.0		1.1
Interest cost		4.7	[1]	4.6
Expected return on assets		(18.1)		(16.6)
Amortization of prior service cost		(0.3)		0.1
Recognized actuarial loss		(0.3)		0.0
Net Periodic Benefit Costs		(13.0)		(10.8)
Settlement loss		0.0		0.0
Total Net Periodic Benefits Cost		$ (13.0)		$ (10.8)
Predecessor | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service Cost					$ 4.9
Interest cost					14.6
Expected return on assets					(25.5)
Amortization of prior service cost					(1.1)
Recognized actuarial loss					12.3
Net Periodic Benefit Costs					5.2
Settlement loss					13.8
Total Net Periodic Benefits Cost					19.0
Predecessor | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service Cost					1.5
Interest cost					5.4
Expected return on assets					(13.8)
Amortization of prior service cost					0.1
Recognized actuarial loss					1.0
Net Periodic Benefit Costs					(5.8)
Settlement loss					0.0
Total Net Periodic Benefits Cost					$ (5.8)

[1]	The change in benefit obligation for Pension Benefits represents the change in Projected Benefit Obligation while the change in benefit obligation for Other Postretirement Benefits represents the change in Accumulated Postretirement Benefit Obligation.